Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 1,272	$ 1,346
Income tax expense at statutory rate of 26.5% (2022 - 26.5%)	337	357
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(141)	(90)
Impact of DTA Implementation Decision	48	96
Overheads capitalized for accounting but deducted for tax purposes	(41)	(35)
Interest capitalized for accounting but deducted for tax purposes	(19)	(17)
Pension and post-retirement benefit contributions in excess of pension expense	(1)	(11)
Environmental expenditures	(4)	(9)
Other	(4)	0
Net temporary differences attributable to regulated business	(162)	(66)
Net permanent differences	3	(3)
Total income tax expense	$ 178	$ 288
Effective income tax rate	14.00%	21.40%
Statutory income tax rate	26.50%	26.50%